Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents and restricted cash
End of period	$ 411,304
Predecessor
Cash and cash equivalents and restricted cash
Beginning of period		$ 353,798
End of period	411,304		$ 353,798
Tradeweb Markets LLC | Successor
Cash flows from operating activities
Net income	29,307
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	33,020
Deferred taxes	968
(Increase) decrease in operating assets:
Receivable from brokers and dealers and clearing organizations	(169,949)
Deposits with clearing organizations	(2,248)
Accounts receivable	8,085
Receivable from affiliates	107
Other assets	(4,695)
Increase (decrease) in operating liabilities:
Payable to brokers and dealers and clearing organizations	171,214
Accrued compensation	38,368
Deferred revenue	(396)
Accounts payable, accrued expenses and other liabilities	639
Employee equity compensation payable	9,345
Payable to affiliates	(1,209)
Net cash provided by operating activities	112,556
Cash flows from investing activities
Purchase of furniture, equipment, software and leasehold improvements	(9,090)
Capitalized software development costs	(7,156)
Net cash (used in) investing activities	(16,246)
Cash flows from financing activities
Capital distributions	(36,000)
Net cash (used in) financing activities	(36,000)
Effect of exchange rate changes on cash and cash equivalents	(389)
Net decrease in cash and cash equivalents	59,921
Cash and cash equivalents and restricted cash
Beginning of period	351,383
End of period	411,304	351,383
Supplemental disclosure of cash flow information
Income taxes paid	2,659
Supplemental disclosure of non-cash investing and financing information
Conversion of certain cash-settled PRSUs to equity settled PRSUs	19,072
Tradeweb Markets LLC | Predecessor
Cash flows from operating activities
Net income		130,160	83,648	$ 93,161
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization		48,808	68,615	80,859
Contingent consideration		26,830	58,520	26,224
Vesting of P-1(C) Shares		(5,728)
Deferred taxes		2,602	(950)	(6,323)
(Increase) decrease in operating assets:
Receivable from brokers and dealers and clearing organizations		(318)	(4,324)	380
Deposits with clearing organizations		726	606	(2,311)
Accounts receivable		(28,434)	11,196	(18,683)
Receivable from affiliates		(2,534)	314	957
Other assets		(6,371)	4,719	(5,369)
Increase (decrease) in operating liabilities:
Payable to brokers and dealers and clearing organizations		(4,322)	4,322	(380)
Accrued compensation		(7,568)	12,364	7,851
Deferred revenue		(1,396)	(12,555)	(6,167)
Accounts payable, accrued expenses and other liabilities		8,793	(3,826)	2,364
Employee equity compensation payable		2,896	2,380	519
Payable to affiliates		684	(449)	(1,237)
Net cash provided by operating activities		164,828	224,580	171,845
Cash flows from investing activities
Purchase of furniture, equipment, software and leasehold improvements		(6,327)	(13,461)	(9,998)
Capitalized software development costs		(19,523)	(27,157)	(25,351)
Business acquisitions			66	(15,216)
Purchase of investments			(5,000)
Net cash (used in) investing activities		(25,850)	(45,552)	(50,565)
Cash flows from financing activities
Capital distributions		(139,350)	(152,000)	(130,000)
Mezzanine capital contributions			82
Mezzanine capital distributions			(1,543)	(521)
Net cash (used in) financing activities		(139,350)	(153,461)	(130,521)
Effect of exchange rate changes on cash and cash equivalents		(2,043)	3,157	(6,200)
Net decrease in cash and cash equivalents		(2,415)	28,724	(15,441)
Cash and cash equivalents and restricted cash
Beginning of period	$ 351,383	353,798	325,074	340,515
End of period		351,383	353,798	325,074
Supplemental disclosure of cash flow information
Interest paid			455	1,339
Income taxes paid		5,500	6,312	$ 6,735
Supplemental disclosure of non-cash investing and financing information
Vesting of contingent consideration to Class P-1(A) Shares		$ 150,495
Conversion of convertible term note payable to Thomson Reuters to Class A Shares			$ 29,285